Related Party Transactions and Arrangements	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions and Arrangements
Note 11 — Related Party Transactions and Arrangements
AR Capital, LLC, the former parent of the Sponsor, and American Realty Capital Retail Special Limited Partnership, LLC, an entity controlled by the Sponsor, owned 189,164 and 242,222 shares of the Company's outstanding common stock as of December 31, 2016 and 2015, respectively. The Company is the sole general partner and holds substantially all the OP Units. The Advisor, a limited partner in the OP, held 202 OP Units as of December 31, 2016 and 2015, which represented a nominal percentage of the aggregate OP ownership. After holding the OP Units for a period of one year, or upon liquidation of the OP or sale of substantially all of the assets of the OP, holders of OP Units have the right to convert OP Units for the cash value of a corresponding number of shares of the Company's common stock or, at the option of the OP, a corresponding number of shares of the Company's common stock, in accordance with the limited partnership agreement of the OP. The remaining rights of the limited partner interests are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.
Realty Capital Securities, LLC (the "Former Dealer Manager") served as the dealer manager of the IPO. American National Stock Transfer, LLC ("ANST"), a subsidiary of the parent company of the Former Dealer Manager, provided other general professional services through January 2016. RCS Capital Corporation ("RCAP"), the parent company of the Former Dealer Manager and certain of its affiliates that provided services to the Company, filed for Chapter 11 bankruptcy protection in January 2016, prior to which it was under common control with the Parent of the Sponsor. In May 2016, RCAP and its affiliated debtors emerged from bankruptcy under the new name, Aretec Group, Inc. On March 8, 2017, the creditor trust established in connection with the RCAP bankruptcy filed suit against the Parent of the Sponsor, the Advisor, advisors of other entities sponsored by the Parent of the Sponsor, and the Parent of the Sponsor's principals (including Edward M. Weil, Jr.). The suit alleges, among other things, certain breaches of duties to RCAP. The Company is not named in the suit, nor are there any allegations related to the services the Advisor provides to he Company. The Advisor has informed the Company that it believes that the suit is without merit and intends to defend against it vigorously.
Fees Paid in Connection with the IPO
During the IPO, the Former Dealer Manager was paid fees and compensation in connection with the sale of the Company's common stock. The Former Dealer Manager was paid a selling commission of up to 7.0% of gross offering proceeds before reallowance of commissions earned by participating broker-dealers. In addition, the Former Dealer Manager received up to 3.0% of the gross proceeds from the sale of common stock, before reallowance to participating broker-dealers, as a dealer manager fee. The Former Dealer Manager was entitled to reallow its dealer manager fee to participating broker-dealers, based on such factors as the volume of shares sold by respective participating broker-dealers and marketing support incurred as compared to those of other participating broker-dealers. The following table details total selling commissions and dealer manager fees incurred by the Company during the years ended December 31, 2016, 2015 and 2014 and payable to the Former Dealer Manager as of December 31, 2016 and 2015:

	Year Ended December 31,			Payable as of December 31,
(In thousands)	2016	2015	2014	2016	2015
Total commissions and fees to the Former Dealer Manager	$—	$—	$81,728	$—	$—

The Advisor and its affiliates were paid compensation and received expense reimbursements for services relating to the IPO. The Company utilized transfer agent services provided by an affiliate of the Former Dealer Manager. All offering costs relating to the IPO incurred by the Company or entities affiliated with the Advisor or the Former Dealer Manager on behalf of the Company were charged to additional paid-in capital on the accompanying consolidated balance sheets. The following table details offering costs and reimbursements incurred during the years ended December 31, 2016, 2015 and 2014 and payable to the Advisor and its affiliates and the Former Dealer Manager and its affiliates as of December 31, 2016 and 2015:

	Year Ended December 31,			Payable as of December 31,
(In thousands)	2016	2015	2014	2016	2015
Fees and expense reimbursements to the Advisor and its affiliates and Former Dealer Manager and its affiliates	$—	$—	$2,854	$—	$—

The Company was responsible for paying offering and related costs from the IPO, excluding commissions and dealer manager fees, up to a maximum of 1.5% of gross proceeds received from the IPO, measured at the end of the IPO. Offering costs in excess of the 1.5% cap as of the end of the IPO would have been the Advisor's responsibility. As of the close of the IPO, cumulative offering and related costs, excluding commissions and dealer manager fees, did not exceed the 1.5% threshold.
Fees and Participations Paid in Connection With the Operations of the Company
The Advisor is paid an acquisition fee equal to 1.0% of the contract purchase price of each acquired property and 1.0% of the amount advanced for any loan or other investment. The Advisor is also paid for services provided for which it incurred investment-related expenses, or insourced expenses. Such insourced expenses are fixed initially at, and can not exceed, 0.5% of the contract purchase price and 0.5% of the amount advanced for a loan or other investment. Additionally, the Company pays third party acquisition expenses. Once the proceeds from the IPO were fully invested, the aggregate amount of acquisition fees and financing coordination fees (as described below) could not exceed 1.5% of the contract purchase price and the amount advanced for a loan or other investment, as applicable, for all the assets acquired. In no event will the total of all acquisition fees and acquisition expenses (including any financing coordination fees) payable with respect to the Company's portfolio of investments or reinvestments exceed 4.5% of the contract purchase price to be measured at the close of the acquisition phase or 4.5% of the amount advanced for all loans or other investments.
If the Advisor provides services in connection with the origination or refinancing of any debt that the Company obtains and uses to acquire properties or to make other permitted investments, or that is assumed, directly or indirectly, in connection with the acquisition of properties, the Company pays the Advisor a financing coordination fee equal to 1.0% of the amount available or outstanding under such financing, subject to certain limitations.
For periods prior to April 1, 2015, in connection with the asset management services provided by the Advisor, the Company issued to the Advisor an asset management subordinated participation by causing the OP to issue (subject to periodic approval by the board of directors) to the Advisor performance-based restricted, forfeitable Class B Units. Class B Units are intended to be profit interests which will vest, and no longer be subject to forfeiture, at such time as: (x) the value of the OP's assets plus all distributions made equals or exceeds the total amount of capital contributed by investors plus a 7.0% cumulative, pre-tax, non-compounded annual return thereon (the "economic hurdle"); (y) any one of the following occurs: (1) the termination of the advisory agreement by an affirmative vote of a majority of the Company's independent directors without cause; (2) a listing of the Company's common stock on a national securities exchange; or (3) another liquidity event; and (z) the Advisor is still providing advisory services to the Company (the "performance condition"). Unvested Class B Units will be forfeited immediately if: (a) the advisory agreement is terminated other than by an affirmative vote of a majority of the Company's independent directors without cause; or (b) the advisory agreement is terminated by an affirmative vote of a majority of the Company's independent directors without cause before the economic hurdle has been met.
When approved by the board of directors, the Class B Units were issued to the Advisor quarterly in arrears pursuant to the terms of the limited partnership agreement of the OP. The number of Class B Units issued in any quarter was equal to the cost of the Company's assets multiplied by 0.1875%, divided by the value of one share of common stock as of the last day of such calendar quarter, which was equal initially to $9.00 (the initial offering price in the IPO minus selling commissions and dealer manager fees). As of December 31, 2016, the Company's board of directors had approved the issuance of and the OP had issued 479,802 Class B Units to the Advisor in connection with this arrangement on a cumulative basis.
The Advisor receives distributions on the vested and unvested Class B Units it received in connection with its asset management subordinated participation at the same rate as distributions received on the Company's common stock. Such distributions on issued Class B Units are included in general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss until the performance condition is considered probable to occur.
As of December 31, 2016, the Company could not determine the probability of achieving the performance condition. Immediately prior to the Effective Time, the Company deemed the achievement of the performance condition to be probable. At the Effective Time, each Class B Unit issued and outstanding immediately prior to the Effective Time was converted into the Partnership Merger Consideration.
Effective April 1, 2015:

i.
for any period commencing on or after April 1, 2015, the Company pays the Advisor or its assignees as compensation for services rendered in connection with the management of the Company’s assets an Asset Management Fee (as defined in the advisory agreement) equal to 0.0625% per month of the Cost of Assets (as defined in the advisory agreement) or, once the Company began disclosing Estimated Per-Share NAV in periodic or current reports filed with the SEC, 0.0625% of the lower of the Cost of Assets and the fair market value of the Company's assets as reported in the applicable periodic or current report filed with the SEC disclosing Estimated Per-Share NAV;

ii.	such Asset Management Fee is payable monthly in arrears in cash, in shares of common stock, or a combination of both, the form of payment to be determined in the sole discretion of the Advisor; and

iii.	the Company shall not cause the OP to issue any Class B Units in respect of periods subsequent to March 31, 2015.
In connection with property management and leasing services, unless the Company contracts with a third party, the Company will pay to an affiliate of the Advisor a property management fee of 2.0% of gross revenues from the Company's stand-alone single-tenant net leased properties which are not part of a shopping center and 4.0% of gross revenues from all other types of properties. The Company will also reimburse the affiliate for property level expenses. If the Company contracts directly with third parties for such services, the Company will pay them customary market fees. In connection with any construction, renovation or tenant finish-out on any property, the Company will pay the Advisor 6.0% of the hard costs of the construction, renovation and/or tenant finish-out, as applicable.
In connection with the Merger Agreement, the Advisor, as the Company's property manager and leasing agent, assigned the Company's existing property management agreement and existing leasing agreement to American Finance Properties, LLC, AFIN's property manager, effective as of the Effective Time.
The Company reimburses the Advisor's costs of providing administrative services, subject to the limitation that it will not reimburse the Advisor for any amount by which the Company's operating expenses (including the asset management fee, as applicable) at the end of the four preceding fiscal quarters exceeds the greater of (a) 2.0% of average invested assets, or (b) 25.0% of net income other than any additions to reserves for depreciation, bad debt or other similar non-cash expenses and excluding any gain from the sale of assets for that period, unless the Company's independent directors determine that such excess is justified based on unusual and nonrecurring factors which they deem sufficient, in which case the excess amount may be reimbursed to the Advisor in subsequent periods.
Additionally, the Company reimburses the Advisor for personnel costs in connection with operational and administrative services; however, the Company will not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives acquisition fees, acquisition expenses or real estate commissions. The Company will not reimburse the Advisor for salaries and benefits paid to the Company's executive officers. During the years ended December 31, 2016 and 2015, the Company incurred $2.2 million and $1.0 million, respectively, of reimbursements from the Advisor for providing operational and administrative services. These reimbursements are included in general and administrative expense on the consolidated statements of operations and comprehensive loss. No reimbursements were made to the Advisor for providing administrative services during the year ended December 31, 2014.
In order to improve operating cash flows and the ability to pay distributions from operating cash flows, the Advisor may elect to waive certain fees. Because the Advisor may waive certain fees, cash flows from operations that would have been paid to the Advisor may be available to pay distributions. No such fees were waived by the Advisor during the years ended December 31, 2016, 2015 and 2014. In certain instances, to improve the Company's working capital, the Advisor may elect to absorb a portion of the Company's general and administrative costs and/or property operating costs. No general and administrative costs of the Company were absorbed by the Advisor during the years ended December 31, 2016 and 2015. The Advisor absorbed $0.3 million of general and administrative costs during the year ended December 31, 2014. No property operating costs of the Company were absorbed by the Advisor during the years ended December 31, 2016, 2015 and 2014.
The following table details amounts incurred during the years ended December 31, 2016, 2015 and 2014 and amounts contractually due as of December 31, 2016 and 2015 in connection with the operations related services described above. Amounts below are inclusive of fees and other expense reimbursements incurred from and due to the Advisor that are passed through and ultimately paid to Lincoln as a result of the Advisor's exclusive service agreement with Lincoln:

	Year Ended December 31,			Payable as of December 31,
	2016	2015	2014	2016	2015
(In thousands)	Incurred	Incurred	Incurred
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements	$—	$7,245	$9,214	$—	$—
Financing coordination fees	—	426	3,492	—	—
Ongoing fees:
Asset management fees	9,004	5,487	—	—	—
Property management and leasing fees	6,820	5,445	1,362	444	452
Professional fees and other reimbursements	2,798	4,399	1,288	731	376
Strategic advisory fees	—	—	425	—	—
Distributions on Class B Units	315	243	41	—	—
Total related party operation fees and reimbursements	$18,937	$23,245	$15,822	$1,175	$828

The predecessor to the Parent of the Sponsor was a party to a services agreement with RCS Advisory Services, LLC, a subsidiary of the parent company of the Former Dealer Manager (“RCS Advisory”), pursuant to which RCS Advisory and its affiliates provided the Company and certain other companies sponsored by AR Global with services (including, without limitation, transaction management, compliance, due diligence, event coordination and marketing services, among others) on a time and expenses incurred basis or at a flat rate based on services performed. The predecessor to AR Global instructed RCS Advisory to stop providing such services in November 2015, and no services have since been provided by RCS Advisory.
The Company was also party to a transfer agency agreement with ANST, pursuant to which ANST provided the Company with transfer agency services (including broker and stockholder servicing, transaction processing, year-end Internal Revenue Service ("IRS") reporting and other services), and supervisory services overseeing the transfer agency services performed by DST Systems, Inc., a third-party transfer agent ("DST"). The Parent of the Sponsor received written notice from ANST on February 10, 2016 that it would wind down operations by the end of the month and would withdraw as the transfer agent effective February 29, 2016. On February 26, 2016, the Company entered into a definitive agreement with DST to  provide the Company directly with transfer agency services (including broker and stockholder servicing, transaction processing, year-end IRS reporting and other services).
Fees and Participations Paid in Connection with Liquidation or Listing
 The Company pays a brokerage commission to the Advisor or its affiliates on the sale of property, not to exceed the lesser of 2.0% of the contract sale price of the property and one-half of the total brokerage commission paid, if a third party broker was also involved; provided, however, that in no event may the real estate commissions paid to the Advisor, its affiliates and unaffiliated third parties exceed the lesser of 6.0% of the contract sales price and a reasonable, customary and competitive real estate commission, in light of the size, type and location of the property, in each case, payable to the Advisor if the Advisor or its affiliates, as determined by a majority of the independent directors, provide a substantial amount of services in connection with the sale. The Company incurred approximately $6,000 of brokerage commissions from the Advisor during the year ended December 31, 2014. No such fees were incurred during the years ended December 31, 2016 or 2015.
The Advisor is entitled to receive a subordinated participation in the net sales proceeds of the sale of real estate assets of 15.0% of remaining net sale proceeds after return of capital contributions to investors plus payment to investors of a 7.0% cumulative, pre-tax non-compounded annual return on the capital contributed by investors. The Company cannot assure that it would provide this 7.0% annual return and the Advisor will not be entitled to the subordinated participation in net sale proceeds unless the Company's investors had received a 7.0% cumulative non-compounded annual return on their capital contributions plus the 100.0% repayment of capital committed by such investors. No such amounts were incurred during the years ended December 31, 2016, 2015 or 2014.
If the Company's shares of common stock are listed on a national securities exchange, the Advisor will receive a subordinated incentive listing distribution from the OP of 15.0% of the amount by which the Company's market value plus distributions paid prior to listing exceeded the aggregate capital contributed by investors plus an amount equal to a 7.0% cumulative, pre-tax non-compounded annual return to investors. The Company cannot assure that it will provide this 7.0% annual return and the Advisor will not be entitled to the subordinated incentive listing distribution unless investors receive a 7.0% cumulative, pre-tax non-compounded annual return on their capital contributions plus the 100.0% repayment of capital committed by such investors. No such distribution were incurred during the years ended December 31, 2016, 2015 or 2014. Neither the Advisor nor any of its affiliates can earn both the subordinated participation in the net sales proceeds and the subordinated listing distribution.
Upon termination or non-renewal of the advisory agreement, the Advisor will be entitled to receive distributions from the OP equal to 15.0% of the amount by which the sum of the Company's market value plus distributions exceeds the sum of the aggregate capital contributed by investors plus an amount equal to an annual 7.0% cumulative, pre-tax non-compounded return to investors. The Advisor may elect to defer its right to receive a subordinated distribution upon termination until either a listing on a national securities exchange or other liquidity event had occurred.
Upon a merger pursuant to which the Company's stockholders receive cash or the securities of a listed company, as full or partial consideration, or an asset sale, the Advisor is entitled to receive, in redemption of the Advisor's interest in the OP, a distribution from the OP equal to 15.0% of the amount by which the sum of the Company's market value plus the distributions exceeds the sum of the aggregate capital contributed by investors plus an amount equal to an annual 7.0% cumulative, pre-tax non-compounded return to investors. At the Effective Time, the Advisor received a cash payment of $2.8 million in accordance with the foregoing.